Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Cash	~~W~~	17,941	10,982
Other demand deposits		1,712,130	1,562,485
Short-term deposits classified as cash equivalents		548,611	558,775
Short-term investments classified as cash equivalents		104,297	108,569

	~~W~~	2,382,979	2,240,811